Significant Risks (Tables)	12 Months Ended
Dec. 31, 2025
Significant Risks [Abstract]
Schedule of Revenue from the Customer Accounted

For the year ended December 31, 2023, three customers accounted for 10% or more of the Group’s revenue. Revenue from these three customers accounted for 18%, 11%, and 11% of the Group’s total revenue, respectively.

	Year ended December 31, 2025		As of December 31, 2025
Customer	Revenue	Percentage of revenue	Accounts receivables, gross	Percentage of accounts receivables, gross
Customer A	$3,007,906	27%	$—	—%
Customer B	1,151,843	10%	—	—%
Total:	$4,159,749	37%	$—	—%

	Year ended December 31, 2024		As of December 31, 2024
Customer	Revenue	Percentage of revenue	Accounts receivables, gross	Percentage of accounts receivables, gross
Customer B	$2,939,902	17%	$—	—%
Customer A	2,821,635	16%	—	—%
Total:	$5,761,537	33%	$—	—%

	Year ended December 31, 2023		As of December 31, 2023
Customer	Revenue	Percentage of revenue	Accounts receivables, gross	Percentage of accounts receivables, gross
Customer C	$3,397,499	18%	$144,432	98%
Customer D	2,091,907	11%	—	—%
Customer E	2,004,975	11%	—	—%
Total:	$7,494,381	40%	$144,432	98%

Schedule of Total Purchase from the Vendor Accounted

For the year ended December 31, 2023, two vendors accounted for 10% or more of the Group’s total purchase. Total purchase from these two vendors accounted for 64% and 14% of the Group’s total purchase, respectively.

	Year ended December 31, 2025		As of December 31, 2025
Vendor	Purchase	Percentage of total purchase	Accounts payable	Percentage of Accounts payable
Vendor A	$4,876,263	31%	$3,416,931	98%
Vendor B	2,829,662	18%	—	—%
Vendor C	2,002,164	13%	—	—%
Vendor D	1,727,497	11%	—	—%
Total:	$11,435,586	73%	$3,416,931	98%

	Year ended December 31, 2024		As of December 31, 2024
Vendor	Purchase	Percentage of total purchase	Accounts payable	Percentage of Accounts payable
Vendor B	$4,126,222	25%	$—	—%
Vendor A	3,017,416	18%	—	—%
Vendor E	1,713,444	10%	—	—%
Total:	$8,857,082	53%	$—	—%
	Year ended December 31, 2023		As of December 31, 2023
Vendor	Purchase	Percentage of total purchase	Accounts payable	Percentage of Accounts payable
Vendor F	$10,529,156	64%	$277,500	100%
Vendor G	2,317,936	14%	—	—%
Total:	$12,847,092	78%	$277,500	100%